SUBSEQUENT EVENT (Details) - Schedule of Proforma Consolidated Balance Sheets (USD $)	Oct. 31, 2014	Oct. 31, 2013	Oct. 31, 2012
Current assets:
Cash and cash equivalents	$ 3,361,246	$ 898,172	$ 339,693
Short-term investments in certificates of deposit	2,500,000
Accounts receivable	400,000	175,000
Prepaid expense and other current assets	60,577	160,646
Total current assets	6,321,823	1,233,818
Patent, net of accumulated depreciation of $314,453	2,721,658
Property and equipment, net	11,875	8,379
Total assets	9,055,356	5,439,538
Current liabilities:
Accounts payable and accrued expenses	1,249,426	1,276,470
Royalties and contingent legal fees	560,076	207,743
Total current liabilities	1,809,502	3,211,533
Patent acquisition obligation	3,236,281
Total liabilities	5,045,783	8,760,131
Preferred stock	350,000
Common stock, par value $.01 per share	2,196,922	2,092,767
Additional paid-in capital	146,232,373	134,750,048
Accumulated deficit	(144,769,722)	(135,163,408)
Total shareholder’s equity	4,009,573	(3,320,593)	(1,194,056)
Total liabilities and shareholders’ equity	9,055,356	5,439,538
Series A Preferred Stock [Member]
Current liabilities:
Preferred stock	350,000
Preferred Stock [Member]
Current liabilities:
Preferred stock
Total shareholder’s equity	350,000
Pro Forma [Member]
Current assets:
Cash and cash equivalents	8,861,246
Short-term investments in certificates of deposit	2,500,000
Accounts receivable	400,000
Prepaid expense and other current assets	60,577
Total current assets	11,821,823
Patent, net of accumulated depreciation of $314,453	2,721,658
Property and equipment, net	11,875
Total assets	14,555,356
Current liabilities:
Accounts payable and accrued expenses	1,047,466
Royalties and contingent legal fees	560,076
Total current liabilities	1,607,542
Patent acquisition obligation	3,236,281
Total liabilities	4,843,823
Preferred stock	350,000
Common stock, par value $.01 per share	2,196,922
Additional paid-in capital	146,232,373
Accumulated deficit	(139,067,762)
Total shareholder’s equity	9,711,533
Total liabilities and shareholders’ equity	$ 14,555,356